Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 22,854,385	$ 20,733,716
Cost of sales	(20,792,870)	(18,698,342)
Gross profit	2,061,515	2,035,374
General and administrative expenses	(1,799,640)	(1,971,844)
Selling and marketing expenses	(172,752)	(284,534)
Other income	34,750	63,529
Operating profit/(loss)	123,873	(157,475)
Finance expenses	(2,213,974)	(809,190)
Loss on settlement of legacy costs	(394,810)
Loss before income tax	(2,484,911)	(966,665)
Loss for the period	(2,484,911)	(966,665)
Total comprehensive loss	(2,484,911)	(966,665)
(Loss)/Profit attributable to:
Members of the parent entity	(2,493,237)	(941,961)
Non-controlling interest	8,326	(24,704)
Total Loss	(2,484,911)	(966,665)
Total comprehensive loss attributable to:
Members of the parent entity	(2,493,237)	(941,961)
Non-controlling interest	8,326	(24,704)
Total	$ (2,484,911)	$ (966,665)
Loss per share attributable to the ordinary equity holders of the parent
Basic loss per share (cents)	$ (0.09)	$ (0.04)
Diluted loss per share (cents)	$ (0.09)	$ (0.04)